Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation		€ 9,500	€ 15,300	€ 17,300
Amortization of intangible assets	[1]	135	136	136
General and administrative, including related party	[1],[2],[3]	38,726	60,852	38,208
Internal use software costs
Amortization of intangible assets		3,100	4,100	5,000
Acquired technology
Amortization of intangible assets		135	136	136
Cost of revenue
Share-based compensation		146	198	257
Selling and marketing
Share-based compensation		463	737	1,104
General and administrative, including related party		94	97	111
Selling and marketing | Internal use software costs
Amortization of intangible assets		0	8	98
Technology and content
Share-based compensation		1,728	2,969	3,897
General and administrative, including related party		1,618	541	48
Technology and content | Internal use software costs
Amortization of intangible assets		3,085	4,019	4,566
General and administrative
Share-based compensation		7,168	11,438	12,003
General and administrative, including related party		63	1	0
General and administrative | Internal use software costs
Amortization of intangible assets		€ 0	€ 104	€ 313

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€8	€98
Amortization of internal use software and website development costs included in technology and content	3,085	4,019	4,566
Amortization of internal use software costs included in general and administrative	—	104	313
Amortization of acquired technology included in amortization of intangible assets	135	136	136

[2]

	Year ended December 31,
	2023	2022	2021
(1) Includes share-based compensation as follows:
Cost of revenue	€146	€198	€257
Selling and marketing	463	737	1,104
Technology and content	1,728	2,969	3,897
General and administrative	7,168	11,438	12,003

[3]

(3) Includes related party expense as follows:
Selling and marketing	€94	€97	€111
Technology and content	1,618	541	48
General and administrative	63	1	—